SCHEDULE OF CONCENTRATION OF RISK (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Revenue	$ 1,576,382	$ 1,032,360	$ 3,204,858	$ 2,094,588	$ 3,382,432	$ 3,109,515
Percentage of concentration	100.00%	100.00%	100.00%	100.00%
Accounts receivable, gross	$ 1,500,417	$ 1,160,207	$ 1,500,417	$ 1,160,207	$ 1,154,703	$ 1,059,766
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenue	$ 370,701		$ 736,716
Percentage of concentration	23.00%		23.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenue	$ 213,235
Percentage of concentration	14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenue		$ 179,488		$ 238,156
Percentage of concentration		17.00%		11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenue		$ 111,764
Percentage of concentration		11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Others [Member]
Concentration Risk [Line Items]
Revenue	$ 992,446	$ 741,108
Percentage of concentration	63.00%	72.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Others [Member]
Concentration Risk [Line Items]
Revenue			$ 2,468,142	$ 1,856,432
Percentage of concentration			77.00%	89.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, gross	$ 433,831		$ 433,831
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable, gross	176,251		176,251
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable, gross		168,202		168,202
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Accounts receivable, gross		121,220		121,220
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Others [Member]
Concentration Risk [Line Items]
Accounts receivable, gross	890,335	870,785	890,335	870,785
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Others [Member]
Concentration Risk [Line Items]
Accounts receivable, gross	$ 1,066,586	$ 992,005	$ 1,066,586	$ 992,005